Document and Entity Information	Apr. 01, 2025
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2025
Registrant Name	Fidelity Concord Street Trust
Central Index Key	0000819118
Investment Company Type	N-1A
Amendment Flag	false